Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories at Lower of Cost or Market

	December 31,
	2011	2010
	(in millions)
Raw materials, components and sub-assemblies	$121	$114
Work in process	143	130
Finished goods	53	59

Total	$317	$303